Property and Equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 28, 2019	Nov. 30, 2018
Cost, beginning balance	$ 8,041,498	$ 7,940,320
Additions	3,790	101,178
Cost, ending balance	8,045,288	8,041,498
Accumulated amortization, beginning balance	5,285,505	4,672,769
Depreciation	126,165	612,736
Accumulated amortization, ending balance	5,411,670	5,285,505
Net book value	2,633,618	2,755,993
Computer Equipment [Member]
Cost, beginning balance	551,086	530,750
Additions	3,790	20,336
Cost, ending balance	554,876	551,086
Accumulated amortization, beginning balance	363,662	286,483
Depreciation	14,114	77,179
Accumulated amortization, ending balance	377,776	363,662
Net book value	177,100	187,424
Computer Software [Member]
Cost, beginning balance	156,059	156,059
Additions	0	0
Cost, ending balance	156,059	156,059
Accumulated amortization, beginning balance	143,593	131,128
Depreciation	1,558	12,465
Accumulated amortization, ending balance	145,151	143,593
Net book value	10,908	12,466
Furniture and Fixtures [Member]
Cost, beginning balance	172,498	172,498
Additions	0	0
Cost, ending balance	172,498	172,498
Accumulated amortization, beginning balance	130,491	119,990
Depreciation	2,100	10,501
Accumulated amortization, ending balance	132,591	130,491
Net book value	39,907	42,007
Laboratory Equipment [Member]
Cost, beginning balance	5,367,645	5,286,803
Additions	0	80,842
Cost, ending balance	5,367,645	5,367,645
Accumulated amortization, beginning balance	3,082,808	2,669,232
Depreciation	84,463	413,576
Accumulated amortization, ending balance	3,167,271	3,082,808
Net book value	2,200,374	2,284,837
Leasehold Improvements [Member]
Cost, beginning balance	1,441,452	1,441,452
Additions	0	0
Cost, ending balance	1,441,452	1,441,452
Accumulated amortization, beginning balance	1,275,781	1,192,946
Depreciation	20,711	82,835
Accumulated amortization, ending balance	1,296,492	1,275,781
Net book value	144,960	165,671
Laboratory Equipment Under Capital Lease [Member]
Cost, beginning balance	276,300	276,300
Additions	0	0
Cost, ending balance	276,300	276,300
Accumulated amortization, beginning balance	214,298	198,798
Depreciation	3,100	15,500
Accumulated amortization, ending balance	217,398	214,298
Net book value	58,902	62,002
Computer Equipment Under Capital Lease [Member]
Cost, beginning balance	76,458	76,458
Additions	0	0
Cost, ending balance	76,458	76,458
Accumulated amortization, beginning balance	74,872	74,192
Depreciation	119	680
Accumulated amortization, ending balance	74,991	74,872
Net book value	$ 1,467	$ 1,586